Goodwill And Other Intangible Assets, Net (Schedule Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Acquired During Period	$ 6,102
Goodwill [Roll Forward]
Balance, at January 1,	501,793
Net translation differences	(3,284) [1]
Balance, at December 31,	$ 504,611

[1]	Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.